Condensed Interim Consolidated Statements of Earnings (Loss) and Comprehensive Earnings (Loss) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement of comprehensive income [abstract]
Revenue	$ 54,703,405	$ 22,646,793
Cost of sales	56,960,693	23,558,565
Gross loss	(2,257,288)	(911,772)
Administrative expenses	13,002,685	10,977,409
Selling expenses	5,859,660	5,375,502
Operating loss	(21,119,633)	(17,264,683)
Finance costs	1,420,354	1,178,408
Foreign exchange (gain) loss	(1,211,645)	910,642
Change in fair value of share warrant obligations	(5,744,896)	(21,456,170)
Net earnings (loss)	(15,583,446)	2,102,437
Item that will be subsequently reclassified to net earnings (loss)
Foreign currency translation adjustment	463,677	3,249,085
Comprehensive earnings (loss)	$ (15,119,769)	$ 5,351,522
Earnings (loss) per share
Basic earnings (loss) per share (in USD per share)	$ (0.07)	$ 0.01
Diluted earnings (loss) per share (in USD per share)	$ (0.07)	$ 0.01